Supplement to the Fidelity® Cash Management Funds:
Treasury Fund, Prime Fund, and Tax-Exempt Fund - Capital Reserves Class
December 30, 2008 Prospectus

Effective the close of business on December 23, 2008, new positions in Treasury Fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 23, 2008 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by December 23, 2008, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 23, 2008, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 4) by a portfolio manager of the fund, and 5) with respect to Advisor B Class and Advisor C Class of the fund, in connection with the Fidelity Advisor Systematic Exchange Program or via exchanges from Class B or Class C shares of Fidelity funds that offer Advisor classes of shares. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Treasury Fund

Prime Fund

Tax-Exempt Fund

On April 13, 2009, the Board of Trustees of Prime Fund and Tax-Exempt Fund (the "Participating Funds") approved extending the participation by each Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Funds and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires each Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each Participating Fund without regard to any expense limitation currently in effect for a Participating Fund. The payment is in addition to the fees paid by each Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Treasury Fund determined not to extend participation by Treasury Fund in the Program. Accordingly, Treasury Fund will not participate in the Program after the current term, which expires on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

DMFR-09-02 April 17, 2009
1.480142.122

Supplement to the Fidelity® Cash Management Funds:
Treasury Fund, Prime Fund, and Tax-Exempt Fund - Daily Money Class
December 30, 2008 Prospectus

Effective the close of business on December 23, 2008, new positions in Treasury Fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 23, 2008 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by December 23, 2008, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 23, 2008, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 4) by a portfolio manager of the fund, and 5) with respect to Advisor B Class and Advisor C Class of the fund, in connection with the Fidelity Advisor Systematic Exchange Program or via exchanges from Class B or Class C shares of Fidelity funds that offer Advisor classes of shares. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Treasury Fund

Prime Fund

Tax-Exempt Fund

On April 13, 2009, the Board of Trustees of Prime Fund and Tax-Exempt Fund (the "Participating Funds") approved extending the participation by each Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Funds and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires each Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each Participating Fund without regard to any expense limitation currently in effect for a Participating Fund. This payment is in addition to the fees paid by each Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Treasury Fund determined not to extend participation by Treasury Fund in the Program. Accordingly, Treasury Fund will not participate in the Program after the current term, which expires on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

DMFI-09-02 April 17, 2009
1.480141.121

Supplement to the
Fidelity Tax-Free Money Market Fund
December 30, 2008 Prospectus

On April 13, 2009, the Board of Trustees of Fidelity Tax-Free Money Market Fund (the "Fund") approved extending the participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each participating fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

Call Fidelity with any questions regarding the Fund's participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

TFM-09-01 April 17, 2009 1.761611.114

Supplement to the Fidelity® Cash Management Funds:
Treasury Fund -
Advisor B Class and Advisor C Class
December 30, 2008 Prospectus

Effective the close of business on December 23, 2008, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 23, 2008 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by December 23, 2008, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 23, 2008, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 4) by a portfolio manager of the fund, and 5) with respect to Advisor B Class and Advisor C Class of the fund, in connection with the Fidelity Advisor Systematic Exchange Program or via exchanges from Class B or Class C shares of Fidelity funds that offer Advisor classes of shares. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

On April 13, 2009, the Board of Trustees of the Fund determined not to extend participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). Accordingly, the Fund will not participate in the Program after the current term, which expires on April 30, 2009.

DMFB/DMFC-09-02 April 17, 2009
1.480136.123